Employee benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Employee benefits
Present value of the defined benefit obligations	$ 3,142	$ 3,184
Fair value of plan assets	(3,730)	(3,565)
Surplus (deficit) in plan	(588)	(381)
Net defined benefit liabilities	50	151
Prepaid pension cost	(638)	(532)
Aggregate Reconciliations of defined benefit obligation	$ (588)	$ (381)